Commitments and Contingencies - Additional Information (Detail)		1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 29, 2017 shares	Feb. 28, 2019 USD ($)	Sep. 30, 2019 Customer	Sep. 30, 2018 Customer	Dec. 31, 2018 USD ($) Customer shares	Dec. 31, 2017 USD ($) Customer	Dec. 31, 2016
Commitments And Contingencies [Line Items]
Rent expense					$ 352,800	$ 221,200
Proceeds from issuance of common stock		$ 5,600,000				$ 10,407,706
Product warranty period					3 years		1 year
Sales Revenue, Net [Member]
Commitments And Contingencies [Line Items]
Number of customers | Customer			0	1	2	3
Accounts Receivable [Member]
Commitments And Contingencies [Line Items]
Number of customers | Customer			4		2	3
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Commitments And Contingencies [Line Items]
Concentration risk, percentage					25.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | One Customer [Member]
Commitments And Contingencies [Line Items]
Concentration risk, percentage						23.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Two Customers [Member]
Commitments And Contingencies [Line Items]
Concentration risk, percentage						17.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Three Customer [Member]
Commitments And Contingencies [Line Items]
Concentration risk, percentage						14.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Commitments And Contingencies [Line Items]
Concentration risk, percentage						55.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Commitments And Contingencies [Line Items]
Concentration risk, percentage			24.00%		20.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Customers [Member]
Commitments And Contingencies [Line Items]
Concentration risk, percentage			19.00%		16.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Customer [Member]
Commitments And Contingencies [Line Items]
Concentration risk, percentage			19.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Four Customer [Member]
Commitments And Contingencies [Line Items]
Concentration risk, percentage			19.00%
Customer Concentration Risk [Member] | Due From Related Party [Member] | Sales Revenue, Net [Member]
Commitments And Contingencies [Line Items]
Concentration risk, percentage				23.00%	13.00%
Customer Concentration Risk [Member] | Due From Related Party [Member] | Accounts Receivable [Member] | One Customer [Member]
Commitments And Contingencies [Line Items]
Concentration risk, percentage						26.00%
Customer Concentration Risk [Member] | Due From Related Party [Member] | Accounts Receivable [Member] | Two Customers [Member]
Commitments And Contingencies [Line Items]
Concentration risk, percentage						18.00%
Customer Concentration Risk [Member] | Due From Related Party [Member] | Accounts Receivable [Member] | Three Customer [Member]
Commitments And Contingencies [Line Items]
Concentration risk, percentage						11.00%
Licensing Agreements [Member]
Commitments And Contingencies [Line Items]
Minimum sales covenant					$ 750,000
Licensing Agreements [Member] | MIT [Member]
Commitments And Contingencies [Line Items]
Stock issued during period | shares	16				205
Minimum percentage of outstanding common stock to be maintained					1.00%
Proceeds from issuance of common stock					$ 3,000,000
Licensing Agreements [Member] | Cost of Sales [Member]
Commitments And Contingencies [Line Items]
Royalty charge					$ 49,300	$ 25,000